Abacus Settlements LLC - UNAUDITED CONDENSED STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($)	Total		Common Units	Additional Paid-In Capital		Retained Earnings		Abacus Settlements, LLC	Abacus Settlements, LLC Common Units	Abacus Settlements, LLC Additional Paid-In Capital	Abacus Settlements, LLC Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020			50,639,350
Beginning balance at Dec. 31, 2020	$ 1,300,502		$ 5,037	$ 704,963		$ 590,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	14,546
Distributions	$ (400,000)					(400,000)
Ending balance (in shares) at Dec. 31, 2021	5,000		50,639,350						400
Ending balance at Dec. 31, 2021	$ 766,893	[1]	$ 5,037	704,963	[1]	205,048	[1]	$ 2,722,995	$ 4,000	$ 80,000	$ 2,638,995
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	21,507,702							149,789			149,789
Distributions	(2,400,000)					(2,400,000)		(661,308)			(661,308)
Ending balance (in shares) at Sep. 30, 2022									400
Ending balance at Sep. 30, 2022	$ 22,139,164	[1],[2]		704,963	[1],[2]	19,312,750	[1],[2]	2,211,476	$ 4,000	80,000	2,127,476
Beginning balance (in shares) at Dec. 31, 2021	5,000		50,639,350						400
Beginning balance at Dec. 31, 2021	$ 766,893	[1]	$ 5,037	704,963	[1]	205,048	[1]	2,722,995	$ 4,000	80,000	2,638,995
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	31,682,275
Distributions	$ (6,400,000)					(6,400,000)
Ending balance (in shares) at Dec. 31, 2022	50,639,350		50,639,350						400
Ending balance at Dec. 31, 2022	$ 28,149,697	[1]	$ 5,037	704,963	[1]	25,487,323	[1]	2,011,137	$ 4,000	80,000	1,927,137
Beginning balance (in shares) at Jun. 30, 2022									400
Beginning balance at Jun. 30, 2022	12,306,791	[2]		704,963	[2]	9,320,746	[2]	2,335,914	$ 4,000	80,000	2,251,914
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	9,992,004							(122,999)			(122,999)
Distributions								(1,439)			(1,439)
Ending balance (in shares) at Sep. 30, 2022									400
Ending balance at Sep. 30, 2022	$ 22,139,164	[1],[2]		704,963	[1],[2]	19,312,750	[1],[2]	2,211,476	$ 4,000	80,000	2,127,476
Beginning balance (in shares) at Dec. 31, 2022	50,639,350		50,639,350						400
Beginning balance at Dec. 31, 2022	$ 28,149,697	[1]	$ 5,037	704,963	[1]	25,487,323	[1]	2,011,137	$ 4,000	80,000	1,927,137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								(974,901)			(974,901)
Distributions								(442,283)			(442,283)
Ending balance (in shares) at Jun. 30, 2023									400
Ending balance at Jun. 30, 2023	$ 160,498,915	[2]		188,641,886	[2]	(29,382,362)	[2]	593,953	$ 4,000	80,000	509,953
Beginning balance (in shares) at Dec. 31, 2022	50,639,350		50,639,350						400
Beginning balance at Dec. 31, 2022	$ 28,149,697	[1]	$ 5,037	704,963	[1]	25,487,323	[1]	2,011,137	$ 4,000	80,000	1,927,137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	15,739,009
Distributions	$ (34,451,607)					(34,451,607)
Ending balance (in shares) at Sep. 30, 2023	63,349,823
Ending balance at Sep. 30, 2023	$ 166,089,747			194,197,741		(28,503,752)
Beginning balance (in shares) at Mar. 31, 2023									400
Beginning balance at Mar. 31, 2023								1,354,334	$ 4,000	80,000	1,270,334
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income								(318,098)			(318,098)
Distributions								(442,283)			(442,283)
Ending balance (in shares) at Jun. 30, 2023									400
Ending balance at Jun. 30, 2023	160,498,915	[2]		188,641,886	[2]	(29,382,362)	[2]	$ 593,953	$ 4,000	$ 80,000	$ 509,953
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 903,361
Ending balance (in shares) at Sep. 30, 2023	63,349,823
Ending balance at Sep. 30, 2023	$ 166,089,747			$ 194,197,741		$ (28,503,752)

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life Inc. as a result of the successful Business Combination.
[2]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.